Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000237259 [Member]
Account Value [Line Items]
Accumulated Value	$ 35,524	$ 27,870	$ 21,255	$ 24,917	$ 20,069	$ 17,681	$ 13,492	$ 13,694	$ 11,563	$ 10,217	$ 10,000
C000238839 [Member]
Account Value [Line Items]
Accumulated Value	21,584	20,605	17,589	18,523	12,629	12,871	11,263	13,422	12,719	9,447	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Accumulated Value	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Accumulated Value	$ 19,934	$ 18,448	$ 16,091	$ 18,816	$ 14,669	$ 14,020	$ 11,455	$ 13,146	$ 12,190	$ 9,253	$ 10,000